Schedule of Composition of Purchase Price (Details) - Athlon Holdings Inc [Member] $ in Thousands	Apr. 01, 2022 USD ($)
Business Acquisition [Line Items]
Cash	$ 12,085
Common stock	3,141
Deferred cash payments, as discounted	628
Total purchase consideration	$ 15,854